SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenue by Geographic Location
	Year ended December 31,
	2013	2014	2015

United States	$32,041	$60,761	$92,034
Israel	3,383	4,234	5,203
United Kingdom	6,862	12,220	16,746
EMEA (*)	15,551	16,744	28,695
Other	8,320	9,040	18,134

	$66,157	$102,999	$160,812

Schedule of Long-Lived Assets by Geographic Location
	December 31,
	2014	2015

United States	$606	$929
Israel	1,336	2,418
United Kingdom	143	155
EMEA (*)	15	22
Other	48	60

	$2,148	$3,584